Cash and Cash Equivalents - Summary of Detailed Information about Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash at bank and in hand	€ 1,165	€ 1,478	€ 1,614
Short-term deposits	315	152	340
Money market investments	1,253	1,838	2,120
On December 31	2,733	3,469	4,074	€ 8,486
Cash collateral related to securities lending, repurchase agreements and margins on derivatives transactions	1,972	2,240	3,416
Income from security lending programs	€ 3	€ 4	€ 7
Weighted effective interest rate on short-term deposits	2.13%	3.17%	3.90%
Average maturity on short-term deposits (in days)	2 days	5 days	11 days